                  U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

         Read instructions at end of Form before preparing Form.
                           Please print or type.


1.     Name and address of issuer:

       The Omni Investment Fund
       53 West Jackson Boulevard
       Suite 818
       Chicago,  IL  64108

2.     Name of each series or class of funds for which this notice is filed:

       Shares of The Omni Investment Fund's units of beneficial interest, par value $.01 per share

3.     Investment Company Act File Number:  811-4273

       Securities Act File Number:  33-15867

4.     Last day of fiscal year for which this notice is filed:  12/31/96

5. Check box is this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24-f-2 declaration:

       /__/

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       N/A

9. Number and aggregate sale price of securities sold during the fiscal year:

       #400,755.775    $6,478,674.36

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        #400,755.775   $6,478,674.36

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         N/A

12.     Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $6,478,674.36

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

              N/A

      (iii)   Aggregate price of shares redeemed or repurchased during
              the fiscal year (if applicable):       -6,143,496.57

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):            +  -0-

        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)(if applicable):

                                                       335,177.79

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see)
              Instruction C.6):                       x 1/33 of 1%

      (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                      $   101.57
                                                      ===========

Instruction:    Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

        /X/

Date of mailing of wire transfer of filing fees to the Commission's lockbox depository:

                                 SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                            /s/ Robert H. Perkins
By (Signature and Title)_______________________________________________
                        Robert H. Perkins, President

Date: February 13, 1997

Please print the name and title of the signing officer below the signature.
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Leslie J. Parrette, Jr.
FAX:  (816) 274-6914
DIRECT:  (816) 274-6852



                                  February 12, 1997


The Omni Investment Fund
53 West Jackson Boulevard
Suite 818
Chicago,  Illinois  60604

     Re:   Rule 24f-2 Notice

Dear Gentlemen:

     We have acted as counsel to The Omni Investment Fund, a Massachusetts business trust (the "Trust"), in connection with the filing of its Rule 24f-2 Notice regarding the sale of 400,755.775 shares of beneficial interest, $.01 par value (the "Shares"), during the fiscal year ended December 31, 1996, all as described in the Fund's Registration Statement on Form N-1A (as amended) and organizational documents (as amended).

     We have examined the Trust's Declaration of Trust (the "Declaration") on file in the Office of the Secretary of State of The Commonwealth of Massachusetts and the Trust's Bylaws, and we are familiar with the actions taken by the Trust to authorize the issuance and sale from time to time of the Shares. We have also examined and relied upon a certificate from the Secretary of State of The Commonwealth of Massachusetts indicating that the Trust is in good standing in that commonwealth as of February 7, 1997, and a certificate of a responsible officer of the Trust as to certain factual matters. In addition, we have examined such other documents, instruments and records (and have made such other investigations) as we have deemed necessary to render this opinion.

     In our examination of the documents described above, we have assumed the genuineness of all signatures on all documents examined by us, the legal capacity of each signing party who is a natural person, the authenticity of all documents submitted to us for our examination as originals, and the conformity to authentic original documents of all documents submitted to us as certified, conformed, facsimile or photostatic copies.


     Based upon the foregoing, it is our opinion that the Shares are validly issued, fully paid and nonassessable by the Trust.

     In connection with the opinion set forth above as to the Shares being nonassessable, please note that the Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims liability of shareholders for obligations of the Trust and requires that notice of such disclaimer be given in every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by an officer of the Trust. The Declaration provides for indemnification by the Trust of any shareholder of a series of Trust shares held personally liable solely by reason of being or having been a shareholder of the Trust, such indemnification to be paid solely out of the assets of such series. Thus, the shareholder's risk is limited to circumstances in which the assets of the particular series of which he, she or it is or was a shareholder would be insufficient to meet the obligations asserted against or with respect to such assets.

     We have not been asked to, nor do we, express an opinion with respect to the legality of the offer and sale of the issued Shares.

     We consent to the filing of this opinion as an exhibit to the above-referenced Rule 24f-2 Notice. This opinion is for the exclusive use of the Trust in connection with the filing of its Rule 24f-2 Notice with the Securities and Exchange Commission. It is not to be used, circulated, quoted, relied upon or otherwise referred to by any other person or for any other purpose. This opinion is given as of the date hereof and we render no opinion, and disclaim any obligation to revise or supplement this opinion, based upon any change of applicable law or any factual matter that occurs or comes to our attention after the date hereof.


                               Very truly yours,


                               BLACKWELL SANDERS MATHENY
                               WEARY & LOMBARDI L.C.

                                     /s/ Leslie J. Parrette
                               By: ___________________________________
                                   Leslie J. Parrette
                                   Member